Acquisitions - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Health Care Qualification [Member]	Dec. 31, 2012 Oncology Operation License [Member]	Jan. 10, 2011 Chengdu Military Hospital [Member] CNY	Dec. 31, 2011 Chengdu Military Hospital [Member] CNY	Jun. 21, 2012 CAH [Member] CNY	Mar. 31, 2013 CAH [Member] CNY	Dec. 31, 2013 CAH [Member] CNY	Dec. 31, 2012 CAH [Member] Health Care Qualification [Member] CNY	Dec. 31, 2012 CAH [Member] Oncology Operation License [Member] CNY
Business Acquisition [Line Items]
Equity interest in equity method investment	100.00%	100.00%							52.00%
Cash consideration							18,000		248,784
Contingent consideration based on achievement									128,573
Fair value of contingent consideration								7,963	1,248
Acquired finite-lived intangible assets												30,000	10,000
Weighted average useful life of acquired intangible assets					10 years	7 years
Uncertain tax position, impact on taxes	1,622	9,822	30,922	4,756						43,644	61,706
Unrecognized tax position, loss incurred in previous years	3,663	22,177	3,076							174,576
Income tax uncertainties, local tax bureau approved claim amount		10,043
Income tax uncertainties local tax bureau pending approval amount		164,533
Business combination indemnification assets decreased amount	9,832	59,518
Put Option expiry date	39 months	39 months
Goodwill impairment				300,163							0